Putnam California Tax Exempt Income Fund
The fund's portfolio
6/30/19 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FCS — Farm Credit System
FGIC — Financial Guaranty Insurance Company
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.90% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (99.2%)(a)
	Rating(RAT)	Principal amount	Value
California (97.7%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Sharp Hlth. Care), 6.25%, 8/1/39 (Prerefunded 8/1/19)	Aa3	$14,000,000	$14,056,700
(Episcopal Sr. Cmntys.), 6.125%, 7/1/41	A-/F	2,045,000	2,201,831
(Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/42	A-/F	700,000	745,010
ABAG Fin. Auth. for Nonprofit Corps. Special Tax Bonds, (Windemere Ranch Infrastrucure Fin. Program), Ser. A, AGM
5.00%, 9/2/34	AA	415,000	500,170
5.00%, 9/2/33	AA	740,000	897,539
5.00%, 9/2/32	AA	350,000	425,765
5.00%, 9/2/30	AA	2,075,000	2,559,803
ABAG Fin. Auth. Non-Profit Corps Insd. Sr. Living Rev. Bonds, (Odd Fellows Home of CA), Ser. A
5.00%, 4/1/42	AA-	1,000,000	1,101,840
5.00%, 4/1/32	AA-	3,000,000	3,348,330
Alameda, Corridor Trans. Auth. Rev. Bonds
Ser. B, AGM, 5.00%, 10/1/37	AA	450,000	527,531
Ser. A, AMBAC, zero %, 10/1/19	BBB+	365,000	363,186
Ser. A, AMBAC, U.S. Govt. Coll., zero %, 10/1/19 (Escrowed to maturity)	Aaa	4,635,000	4,621,049
Albany, Unified School Dist. G.O. Bonds, (Election 2016), Ser. B
5.00%, 8/1/43	Aa3	2,000,000	2,347,880
4.00%, 8/1/46	Aa3	1,750,000	1,870,383
Anaheim, Pub. Fin. Auth. Rev. Bonds
Ser. A, 5.00%, 5/1/46	AA-	2,500,000	2,835,800
Ser. A, 5.00%, 5/1/39	AA-	1,000,000	1,141,380
Ser. C, AGM, zero %, 9/1/31	AA	5,000,000	3,641,150
Bay Area Toll Auth. Rev. Bonds, (San Francisco Bay Area Sub. Toll Bridge), Ser. S-7, 4.00%, 4/1/38	AA-	9,850,000	10,823,574
Bay Area Toll Auth. of CA Rev. Bonds
Ser. S-6, 5.00%, 10/1/54	AA-	8,650,000	9,856,935
Ser. F-1, 5.00%, 4/1/54	AA	14,330,000	16,186,452
CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Adventist Hlth. Syst.-West), Ser. A, 5.75%, 9/1/39 (Prerefunded 9/1/19)	A	10,500,000	10,577,070
(Adventist Hlth. Syst./West), Ser. A, 4.00%, 3/1/33	A	4,575,000	4,829,965
CA Muni. Fin. Auth. Rev. Bonds
(Channing House), Ser. B, 5.00%, 5/15/47	AA-	6,530,000	7,658,580
(Eisenhower Med. Ctr.), Ser. A, 5.00%, 7/1/42	Baa2	300,000	343,059
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/42	A3	3,400,000	3,899,630
(Channing House), Ser. B, 5.00%, 5/15/37	AA-	250,000	296,390
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/37	A3	1,000,000	1,161,430
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/36	A3	1,800,000	2,096,802
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/32	A-/F	425,000	545,135
(Channing House), Ser. B, 5.00%, 5/15/32	AA-	150,000	179,709
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/31	A-/F	750,000	955,365
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/30	A-/F	250,000	316,480
CA School Fac. Fin. Auth. Rev. Bonds
(Kipp SoCal Pub. Schools), Ser. A, 5.00%, 7/1/54	BBB	2,150,000	2,503,095
(Kipp SoCal Pub. Schools), Ser. A, 5.00%, 7/1/49	BBB	1,000,000	1,173,630
(Kipp SoCal Pub. Schools), Ser. A, 5.00%, 7/1/39	BBB	1,000,000	1,191,020
(Alliance College-Ready Pub. Schools), Ser. C, 5.00%, 7/1/31	BBB	1,425,000	1,629,730
CA School Fac. Fin. Auth. 144A Rev. Bonds
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/51	BBB	1,570,000	1,727,691
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/48	BBB-	5,250,000	6,048,315
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/45	BBB-	1,500,000	1,662,030
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/38	BBB-	1,000,000	1,168,310
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/36	BBB	1,250,000	1,400,275
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/31	BBB	1,830,000	2,077,196
CA School Fin. Auth. Rev. Bonds, (Kipp LA Projects), Ser. A, 5.125%, 7/1/44	BBB	1,000,000	1,101,810
CA State G.O. Bonds
5.00%, 10/1/44	Aa3	2,770,000	3,174,005
4.00%, 9/1/32	Aa3	1,395,000	1,576,252
4.00%, 8/1/31	Aa3	7,400,000	8,377,614
(Veterans Bond), 2.00%, 12/1/20	Aa2	6,000,000	6,034,020
CA State Mandatory Put Bonds (4/1/20), Ser. B, 2.193%, 4/1/47	Aa3	11,350,000	11,344,666
CA State VRDN, Ser. A-2, 0.82%, 5/1/33	VMIG 1	1,000,000	1,000,000
CA State Charter School Fin. Auth. 144A Rev. Bonds, (Summit Pub. Schools)
5.00%, 6/1/53	Baa3	2,350,000	2,650,612
5.00%, 6/1/47	Baa3	1,000,000	1,135,410
CA State Cmnty. College Fin. Auth. Rev. Bonds, (Orange Coast College Hsg.)
5.25%, 5/1/43	BBB-	500,000	579,165
5.00%, 5/1/37	BBB-	1,000,000	1,154,230
5.00%, 5/1/34	BBB-	800,000	932,112
5.00%, 5/1/33	BBB-	600,000	702,204
5.00%, 5/1/31	BBB-	825,000	975,109
CA State Dept. of Veterans Affairs Home Purchase Rev. Bonds, Ser. A, 4.00%, 12/1/49	AA	4,400,000	4,803,920
CA State Dept. of Wtr. Resources FRN Mandatory Put Bonds (12/1/20), (Central Valley Wtr. Syst.), Ser. AU, 2.12%, 12/1/35	AAA	8,000,000	7,990,080
CA State Edl. Fac. Auth. Rev. Bonds
(U. of the Pacific), 5.50%, 11/1/39	A2	1,085,000	1,099,810
(U. of the Pacific), U.S. Govt. Coll., 5.50%, 11/1/39 (Prerefunded 11/1/19)	AAA/P	65,000	65,942
(CA College of Arts), 5.25%, 6/1/30	Baa2	1,360,000	1,488,289
(U. of the Pacific), 5.25%, 11/1/29	A2	1,265,000	1,281,230
(Loyola-Marymount U.), Ser. A, 5.125%, 10/1/40	A2	2,955,000	2,987,416
(Pepperdine U.), 5.00%, 10/1/49	AA	2,000,000	2,328,640
(Occidental College), 5.00%, 10/1/45	Aa3	425,000	490,480
(Pepperdine U.), 5.00%, 9/1/45	AA	1,000,000	1,161,590
(Santa Clara U.), 5.00%, 4/1/45	Aa3	2,500,000	2,857,275
(Pepperdine U.), 5.00%, 12/1/44	AA	2,000,000	2,292,580
(Pepperdine U.), 5.00%, 10/1/41	AA	1,500,000	1,760,415
(Occidental College), 5.00%, 10/1/38	Aa3	595,000	692,824
(U. of Redlands), Ser. A, 5.00%, 10/1/37	A3	425,000	496,740
(U. of the Pacific), 5.00%, 11/1/36	A2	500,000	583,775
(U. of Redlands), Ser. A, 5.00%, 10/1/35	A3	1,000,000	1,143,030
(Chapman U.), Ser. B, 4.00%, 4/1/47	A2	4,940,000	5,276,513
(Loyola-Marymount U.), Ser. A, NATL, zero %, 10/1/28	A2	355,000	286,719
CA State Hlth. Fac. Fin. Auth. Rev. Bonds
(Sutter Hlth.), Ser. A, 5.00%, 11/15/46	Aa3	11,685,000	13,475,376
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/43	Baa2	6,155,000	7,074,926
(Children's Hosp. Los Angeles), Ser. A, 5.00%, 8/15/42	BBB+	4,000,000	4,682,000
(Sutter Hlth.), Ser. A, 5.00%, 11/15/41	Aa3	5,500,000	6,365,260
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/37	Baa2	1,845,000	2,165,698
(Sutter Hlth. Oblig. Group), Ser. B, 4.00%, 11/15/38	Aa3	3,000,000	3,266,250
(Providence St. Joseph Hlth.), Ser. A, 4.00%, 10/1/35	Aa3	1,000,000	1,098,430
CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (8/1/21), (CA Academy of Sciences), Ser. D, 2.063%, 8/1/47	A2	7,300,000	7,301,095
CA State Infrastructure & Econ. Dev. Bank Rev. Bonds, (J. David Gladstone Inst.), Ser. A, 5.00%, 10/1/31	A-	4,000,000	4,294,480
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/31	BBB	600,000	699,996
(Caritas Affordable Hsg., Inc.), Ser. A, 5.00%, 8/15/30	BBB+	1,000,000	1,131,740
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/30	BBB	685,000	802,978
CA State Muni. Fin. Auth. Rev. Bonds
(Town & Country Manor of the Christian & Missionary Alliance), 5.00%, 7/1/49	AA-	2,650,000	3,209,601
(LAX Integrated Express Solutions, LLC), Ser. A, 5.00%, 12/31/47	BBB+/F	5,000,000	5,825,800
(Dundee Glasgow Student Hsg.), 5.00%, 5/15/43	Baa3	1,250,000	1,465,175
(Town & Country Manor of the Christian & Missionary Alliance), 5.00%, 7/1/39	AA-	1,995,000	2,454,309
(LINXS APM), Ser. A, 5.00%, 12/31/37	BBB+/F	5,000,000	5,910,900
(LINXS Automated People Mover), Ser. A, 5.00%, 12/31/35	BBB+/F	1,000,000	1,189,920
(LINXS Automated People Mover), Ser. A, 5.00%, 12/31/34	BBB+/F	1,200,000	1,432,668
(LINXS Automated People Mover), Ser. A, 5.00%, 12/31/33	BBB+/F	1,000,000	1,199,230
(West Village Student Hsg.), BAM, 4.00%, 5/15/48	AA	5,000,000	5,368,450
CA State Muni. Fin. Auth. Charter School Lease 144A Rev. Bonds, (Bella Mente Montessori Academy), Ser. A
5.00%, 6/1/48	Ba1	1,150,000	1,274,580
5.00%, 6/1/38	Ba1	840,000	946,025
5.00%, 6/1/28	Ba1	430,000	484,167
CA State Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.10%, 6/1/40	A	4,500,000	4,658,985
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	14,250,000	15,221,565
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	2,250,000	2,522,858
CA State Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (5/1/24), (Waste Management, Inc.), Ser. A
2.50%, 11/1/38	A-	2,500,000	2,570,775
2.50%, 7/1/31	A-	1,125,000	1,156,725
CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/19), (Republic Svcs., Inc.), Ser. A, 1.90%, 8/1/23	BBB+	7,000,000	7,002,030
CA State Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds, (American Wtr. Cap. Corp.), 5.25%, 8/1/40	A	4,000,000	4,173,800
CA State Poll. Control Fin. Auth. Wtr. Furnishing 144A Rev. Bonds, (San Diego Cnty. Wtr. Auth. Desalination), 5.00%, 11/21/45	Baa3	4,000,000	4,740,400
CA State Pub. Wks. Board Rev. Bonds, (Dept. of Corrections-State Prisons), Ser. A, AMBAC, 5.00%, 12/1/19	A1	1,880,000	1,909,854
CA State Statewide Communities Dev. Auth. Hosp. Rev. Bonds, (Methodist Hosp. of Southern CA)
5.00%, 1/1/48	BBB+	2,000,000	2,309,320
5.00%, 1/1/43	BBB+	7,195,000	8,345,984
CA State Tobacco Securitization Agcy. Rev. Bonds, (Kern Cnty. Tobacco Funding Corp.), 5.00%, 6/1/40	BBB/P	5,000,000	5,284,850
CA State U. Rev. Bonds
(Systemwide), Ser. A, 5.00%, 11/1/41	Aa2	26,610,000	31,242,801
Ser. A, 5.00%, 11/1/37	Aa2	10,290,000	12,151,255
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 7.25%, 11/15/41	A-/F	6,000,000	6,119,940
(American Baptist Homes West), 5.75%, 10/1/25	A-/F	950,000	960,004
(899 Charleston, LLC), Ser. A, 5.375%, 11/1/49	BB/P	1,000,000	1,098,570
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	1,300,000	1,423,591
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/47	A-	2,000,000	2,315,440
(American Baptist Homes of the West), 5.00%, 10/1/45	A-/F	2,550,000	2,839,272
AGM, 5.00%, 11/15/44	AA	5,195,000	5,912,378
(American Baptist Homes of the West), 5.00%, 10/1/43	A-/F	1,190,000	1,265,982
(Episcopal Cmntys. and Svcs.), 5.00%, 5/15/42	A-/F	3,250,000	3,476,525
(Culinary Institute of America (The)), Ser. B, 5.00%, 7/1/41	Baa2	380,000	432,273
(Enloe Med. Ctr.), 5.00%, 8/15/38	AA-	2,750,000	3,204,025
(Marin Gen. Hosp.), Ser. A, 5.00%, 8/1/38	A-	500,000	600,460
(Marin Gen. Hosp.), Ser. A, 5.00%, 8/1/37	A-	500,000	603,725
(Marin Gen. Hosp.), Ser. A, 5.00%, 8/1/36	A-	725,000	878,396
(Enloe Med. Ctr.), 5.00%, 8/15/35	AA-	1,580,000	1,856,358
(Marin Gen. Hosp.), Ser. A, 5.00%, 8/1/35	A-	750,000	912,150
(Marin Gen. Hosp.), Ser. A, 5.00%, 8/1/34	A-	650,000	792,051
(Viamonte Senior Living 1, Inc.), Ser. A, 5.00%, 7/1/33	AA-	125,000	155,216
(Viamonte Senior Living 1, Inc.), Ser. A, 5.00%, 7/1/32	AA-	100,000	124,644
(Episcopal Cmntys. and Svcs.), 5.00%, 5/15/32	A-/F	600,000	647,526
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/30	A-	310,000	374,179
(Terraces at San Joaquin Gardens), Ser. A, 5.00%, 10/1/22	BB/P	2,200,000	2,367,574
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/47	AA-	2,000,000	2,164,740
(Front Porch Cmnty. & Svcs.), Ser. A, 4.00%, 4/1/47	A-	1,625,000	1,711,548
(Marin Gen. Hosp.), Ser. A, 4.00%, 8/1/45	A-	2,500,000	2,586,325
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/43	AA-	1,000,000	1,086,510
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/39	AA-	875,000	966,324
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/38	AA-	800,000	885,776
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/37	AA-	620,000	688,367
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/35	AA-	300,000	333,366
(Viamonte Senior Living 1, Inc.), Ser. B, 3.00%, 7/1/25	AA-	4,600,000	4,690,436
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	250,000	237,023
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(American Baptist Homes West), 6.25%, 10/1/39	A-/F	4,500,000	4,552,785
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/51	BB/P	1,440,000	1,631,189
(CA Baptist U.), Ser. A, 5.00%, 11/1/41	BB/P	1,535,000	1,760,967
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/39	BB/P	475,000	545,827
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/34	BB/P	375,000	437,846
(CA Baptist U.), Ser. A, 5.00%, 11/1/32	BB/P	720,000	846,295
(Lancer Edl. Student Hsg.), Ser. A, 3.00%, 6/1/29	BB/P	750,000	759,630
CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds, Class B, 5.625%, 5/1/29	Baa1	1,355,000	1,364,363
Campbell, Union High School Dist. G.O. Bonds, (Election 2016), Ser. B, 4.00%, 8/1/37	AAA	2,410,000	2,631,841
Carson, Pub. Fin. Auth. Reassessment Rev. Bonds, 5.00%, 9/2/28(FWC)	BB/P	1,650,000	2,016,894
Centinela Valley, Union High School Dist. G.O. Bonds, Ser. C, AGM, 4.00%, 8/1/34	AA	5,000,000	5,524,200
Ceres, Unified School Dist. G.O. Bonds, BAM
zero %, 8/1/40	AA	1,285,000	594,402
zero %, 8/1/39	AA	1,075,000	519,816
zero %, 8/1/38	AA	1,000,000	505,520
zero %, 8/1/36	AA	545,000	300,704
zero %, 8/1/34	AA	715,000	430,194
zero %, 8/1/33	AA	250,000	156,995
Chula Vista, Indl. Dev. Rev. Bonds, (San Diego Gas)
Ser. C, 5.875%, 2/15/34	A2	2,600,000	2,609,360
Ser. D, 5.875%, 1/1/34	A2	5,000,000	5,018,000
Chula Vista, Muni. Fin. Auth. Special Tax Bonds
5.50%, 9/1/30	AA-	740,000	846,234
5.50%, 9/1/29	AA-	2,165,000	2,484,121
Commerce, Redev. Agcy. Tax Alloc. Bonds, (Redev. Area 1), U.S. Govt. Coll., zero %, 8/1/21 (Escrowed to maturity)	AAA/P	7,995,000	7,255,143
Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds
Ser. A, 5.00%, 9/1/35	AA-	585,000	655,703
Ser. A, 5.00%, 9/1/32	AA-	1,125,000	1,264,871
(Sr. Lien), Ser. A, 5.00%, 9/1/28	AA-	275,000	310,417
Corona-Norco, Unified School Dist. G.O. Bonds, (Election 2014), Ser. B, 4.00%, 8/1/34	Aa2	250,000	284,383
Coronado, Cmnty. Dev. Successor Agcy. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/33	AA	14,000,000	16,491,580
Desert Cmnty. College Dist. G.O. Bonds, 5.00%, 8/1/36	Aa2	1,000,000	1,187,360
Eastern CA Muni. Waste Wtr. Dist. Rev. Bonds, Ser. A, 5.00%, 7/1/45	AA+	2,740,000	3,217,418
El Dorado, Irrigation Dist. Rev. Bonds, Ser. C, 4.00%, 3/1/34	Aa3	1,500,000	1,656,645
Emeryville, Redev. Successor Agcy. Tax Alloc. Bonds, Ser. A, AGM, 5.00%, 9/1/34	AA	500,000	576,525
Fairfield-Suisun, Unified School Dist. G.O. Bonds, (Election 2016)
4.00%, 8/1/34	Aa2	3,290,000	3,659,862
4.00%, 8/1/33	Aa2	3,015,000	3,373,333
Folsom Cordova, Unified School Dist. G.O. Bonds, (School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %, 10/1/25	Aa3	1,505,000	1,336,937
Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6.00%, 1/15/53	A-	8,000,000	9,375,520
Franklin-McKinley, School Dist. G.O. Bonds, (Election 2016), Ser. B, 5.00%, 8/1/44	Aa3	2,825,000	3,292,312
Fullerton, Cmnty. Fac. Dist. No. 1 Special Tax Bonds, (Amerige Heights), 5.00%, 9/1/32	A+	1,000,000	1,096,640
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-2, 5.00%, 6/1/47	BB/P	7,500,000	7,509,375
(Tobacco Settlement), Ser. A-1, 5.00%, 6/1/47	BB/P	3,500,000	3,504,375
Ser. A, 5.00%, 6/1/45	A1	16,575,000	19,065,725
Ser. A, 5.00%, 6/1/40	A1	23,940,000	27,643,279
Ser. A, 5.00%, 6/1/35	A1	1,065,000	1,243,558
(Tobacco Settlement), Ser. A-1, 5.00%, 6/1/35	BBB	2,500,000	2,905,450
(Tobacco Settlement), Ser. A-1, 5.00%, 6/1/34	BBB	2,500,000	2,920,875
Ser. A, 5.00%, 6/1/33	A1	4,355,000	5,114,338
Ser. A-1, 5.00%, 6/1/31	BBB	5,000,000	5,925,000
Ser. A-1, 5.00%, 6/1/27	BBB+	2,000,000	2,393,340
Ser. A-1, 5.00%, 6/1/26	BBB+	1,100,000	1,295,756
Ser. A, AMBAC, zero %, 6/1/24	A1	12,000,000	11,068,200
Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds, (Election 2012), Ser. B, 4.00%, 8/1/47	Aa2	3,500,000	3,828,020
Hartnell Cmnty. College Dist. G.O. Bonds, Ser. A
zero %, 8/1/37	Aa2	3,500,000	1,759,100
zero %, 8/1/36	Aa2	4,750,000	2,519,210
zero %, 8/1/35	Aa2	1,000,000	557,690
Hayward, Unified School Dist. G.O. Bonds, 5.00%, 8/1/38	A+	1,995,000	2,269,771
Imperial Irrigation Elec. Dist. Rev. Bonds, Ser. C, 5.00%, 11/1/37	AA-	1,500,000	1,779,765
Inglewood, Redev. Agcy. Successor Tax Allocation Bonds, (Merged Redev.), Ser. A, BAM
5.00%, 5/1/38	AA	250,000	294,063
5.00%, 5/1/34	AA	500,000	596,645
Inland Valley, Dev. Agcy. Successor Tax Alloc. Bonds, Ser. A, 5.25%, 9/1/37	A-	4,925,000	5,626,566
Irvine, Cmnty. Fac. Dist. No. 13-3 Special Tax Bonds
(Great Park Impt. Area No. 1), 5.00%, 9/1/39	BBB-/P	1,000,000	1,102,020
(Great Park Impt. Area No. 4), 4.00%, 9/1/41	BB-/P	2,500,000	2,622,825
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
5.00%, 9/2/34(FWC)	A	385,000	483,957
5.00%, 9/2/33(FWC)	A	300,000	379,356
5.00%, 9/2/32(FWC)	A	340,000	433,238
5.00%, 9/2/31(FWC)	A	325,000	417,099
(Ltd. Oblig. Assmt. Dist. No. 13-1), 5.00%, 9/2/29	A+	705,000	795,487
(Dist No. 12-1), 5.00%, 9/2/23	A+	1,000,000	1,114,670
Irvine, Unified School Dist. Special Tax Bonds
(Cmnty. Fac. Dist. No. 09-1), Ser. A, 5.00%, 9/1/47	BB+/P	200,000	229,078
(Cmnty. Fac. Dist. No. 09-1), Ser. C, 5.00%, 9/1/47	BB+/P	1,000,000	1,145,390
(Cmnty. Fac. Dist. No. 09-1), Ser. A, 5.00%, 9/1/42	BB+/P	400,000	459,984
(Cmnty. Fac. Dist. No. 09-1), Ser. B, 5.00%, 9/1/42	BB+/P	1,000,000	1,149,960
BAM, 5.00%, 9/1/38	AA	2,500,000	2,845,325
Irvine, Unified School Dist. VRDN (Cmnty. Fac. Dist. No. 09), Ser. 1, 1.50%, 9/1/54	VMIG 1	3,000,000	3,000,000
Jurupa, Pub. Fin. Auth. Special Tax Bonds, Ser. A
5.00%, 9/1/33	A+	600,000	693,852
5.00%, 9/1/32	A+	2,475,000	2,867,436
Kaweah, Delta Hlth. Care Dist. Rev. Bonds, Ser. B, 5.00%, 6/1/40	A3	1,500,000	1,654,920
La Verne, COP, (Brethren Hillcrest Homes), 5.00%, 5/15/29	BBB-/F	635,000	682,568
Lake Elsinore, Pub. Fin. Auth. Local Agcy. Special Tax Bonds, (Canyon Hills Impt. Areas), Ser. A & C
5.00%, 9/1/33	BB+/P	1,105,000	1,225,578
5.00%, 9/1/31	BB+/P	1,045,000	1,165,959
Long Beach Marina, Rev. Bonds, 5.00%, 5/15/40	BBB/F	1,000,000	1,104,980
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/28	A2	5,000,000	6,378,650
Long Beach, Cmnty. College Dist. G.O. Bonds, (2008 Election), Ser. B
zero %, 8/1/34	Aa2	1,500,000	984,480
zero %, 8/1/33	Aa2	625,000	426,688
Long Beach, Harbor Rev. Bonds
(Green Bond), Ser. B, 5.00%, 5/15/43	AA	2,000,000	2,344,320
Ser. A, 5.00%, 5/15/40	AA	5,000,000	5,882,050
Long Beach, Unified School Dist. G.O. Bonds, Ser. D-1, zero %, 8/1/37	Aa2	1,000,000	507,630
Los Angeles Cnty., Pub. Wks. Fin. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/44	Aa2	1,000,000	1,141,340
Los Angeles Ctny., Pub. Wks. Fin. Auth. Lease Rev. Bonds, Ser. D, 5.00%, 12/1/45	Aa2	3,000,000	3,484,830
Los Angeles, Cmnty. College Dist. G.O. Bonds, Ser. G, 4.00%, 8/1/34	Aa1	2,610,000	2,875,280
Los Angeles, Cmnty. Fac. Dist. No. 4 Special Tax Bonds, (Playa Vista Phase 1)
5.00%, 9/1/31	A+	1,500,000	1,724,925
5.00%, 9/1/30	A+	1,500,000	1,731,855
Los Angeles, Dept. of Arpt. Rev. Bonds
Ser. C, 5.00%, 5/15/38	Aa3	6,600,000	7,889,508
Ser. A, 5.00%, 5/15/33	Aa3	3,300,000	3,893,043
Ser. C, 5.00%, 5/15/33	Aa3	4,990,000	6,061,253
Ser. A, 4.00%, 5/15/34	Aa3	1,155,000	1,269,726
Los Angeles, Dept. of Wtr. & Pwr. VRDN
Ser. A-5, 1.52%, 7/1/35	VMIG 1	6,000,000	6,000,000
Ser. B-5, 1.40%, 7/1/34	VMIG 1	5,000,000	5,000,000
Los Angeles, Harbor Dept. Rev. Bonds, (Green Bond), Ser. C, 4.00%, 8/1/39	Aa2	2,200,000	2,395,140
Los Angeles, Muni. Impt. Corp. Lease Rev. Bonds, (Real Property), Ser. B, 4.00%, 11/1/33	AA-	3,480,000	3,883,715
Los Angeles, Unified School Dist. G.O. Bonds, Ser. D, 5.00%, 1/1/34	Aa3	3,865,000	3,865,000
M-S-R Energy Auth. Rev. Bonds
Ser. A, 6.50%, 11/1/39	BBB+	6,000,000	9,050,820
Ser. A, 6.125%, 11/1/29	BBB+	1,050,000	1,333,196
Ser. B, 6.125%, 11/1/29	BBB+	2,610,000	3,319,085
Merced, City School Dist. G.O. Bonds, (Election 2014), 5.00%, 8/1/45	Aa3	3,500,000	4,067,385
Merced, Union High School Dist. G.O. Bonds, AGM
zero %, 8/1/44	AA	8,655,000	2,730,653
zero %, 8/1/39	AA	5,005,000	2,081,179
Modesto, Irrigation Dist. Fin. Auth. Elec. Syst. Rev. Bonds, Ser. A, 5.00%, 10/1/40	A+	2,790,000	3,248,146
Mountain View, Shoreline Regl. Pk. Cmnty. Tax Alloc. Bonds, Ser. A, AGM, 5.00%, 8/1/43	AA	5,615,000	6,783,706
Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	AA	2,000,000	1,468,760
Murrieta, Pub. Fin. Auth. Special Tax Bonds, 5.00%, 9/1/26	A	1,000,000	1,098,800
Napa Valley, Cmnty. College Dist. G.O. Bonds
stepped-coupon zero % (4.00%, 2/1/21), 8/1/34(STP)	Aa2	1,500,000	1,554,480
stepped-coupon zero % (4.00%, 2/1/21), 8/1/33(STP)	Aa2	2,500,000	2,600,750
Norco, Special Tax Bonds, (Norco Ridge Ranch), BAM
5.00%, 9/1/33	AA	660,000	796,633
5.00%, 9/1/30	AA	2,190,000	2,688,597
North Natomas, Cmnty. Fac. Special Tax Bonds, (Dist. No. 4), Ser. E, 5.25%, 9/1/33	BBB+	1,500,000	1,686,525
Northern CA Energy Auth. Commodity Supply Mandatory Put Bonds (7/1/24), Ser. A, 4.00%, 7/1/49	A3	10,000,000	10,928,682
Northern CA Gas Auth. No. 1 FRN Rev. Bonds, Ser. B, 2.366%, 7/1/19	BBB+	3,310,000	3,310,000
Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds
Ser. A, 5.00%, 8/1/40	A1	4,000,000	4,543,720
Ser. C, 5.00%, 8/1/38	A1	3,235,000	3,806,430
Ser. C, 5.00%, 8/1/37	A1	8,520,000	10,049,340
Ser. A, 5.00%, 8/1/35	A1	1,000,000	1,151,230
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds, (Ladera Ranch - No. 04-1), Ser. A
5.00%, 8/15/33	A+	1,750,000	1,894,550
5.00%, 8/15/32	A+	1,000,000	1,083,750
Orange Cnty., Wtr. Dist. Rev. Bonds, Ser. A, 4.00%, 8/15/41	AAA	2,240,000	2,458,288
Peralta Cmnty. College Dist. G.O. Bonds, Ser. A, 5.00%, 8/1/34	Aa3	1,000,000	1,172,690
Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds
5.50%, 9/1/31 (Prerefunded 9/1/19)	AA-	1,000,000	1,007,180
NATL, 5.25%, 9/1/30	AA-	1,295,000	1,601,125
Poway, Unified School Dist. G.O. Bonds, (Election of 2008), zero %, 8/1/29	Aa3	11,350,000	9,148,100
Pub. Fin. Auth. Rev. Bonds, (Sharp Healthcare), Ser. A, 4.00%, 8/1/47	AA	10,000,000	10,859,800
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds
(Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/32	BBB-/P	1,250,000	1,342,475
(Sunridge Anatolia No. 03-1), 4.00%, 9/1/27	BBB-/P	425,000	466,858
Redding, Elec. Syst. Rev. Bonds, NATL, 6.368%, 7/1/22 (Escrowed to maturity)	A	1,395,000	1,487,991
Redwood City, Redev. Agcy., Tax Alloc. Bonds, (Redev. Area 2-A), AMBAC, zero %, 7/15/22	A	3,230,000	3,069,243
Regents of the U. of CA Med. Ctr. (The) Rev. Bonds, Ser. L, 5.00%, 5/15/41	Aa3	2,000,000	2,323,700
Ripon, Redev. Agcy. Tax Alloc. Bonds, (Cmnty. Redev.), NATL, 4.75%, 11/1/36	Baa2	1,365,000	1,366,392
Riverside Cnty., Pub. Fin. Auth. Tax Allocation Bonds, Ser. A, BAM, 4.00%, 10/1/40	AA	1,250,000	1,355,513
Riverside Cnty., Redev. Successor Agcy. Tax Alloc. Bonds, (Hsg.), Ser. B
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/41(STP)	A	1,990,000	2,066,297
stepped-coupon zero % (5.000%, 10/1/21), 10/1/37(STP)	A	1,010,000	1,058,531
stepped-coupon zero % (5.000%, 10/1/21), 10/1/32(STP)	AA	290,000	309,079
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/29(STP)	AA	775,000	839,844
stepped-coupon zero % (5.000%, 10/1/21), 10/1/28(STP)	AA	235,000	255,560
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/26(STP)	AA	500,000	547,930
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/24(STP)	AA	445,000	466,106
Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5.75%, 6/1/44	BBB	750,000	830,288
Rocklin, Special Tax, (Cmnty. Fac. Dist. No. 10)
5.00%, 9/1/40	BB+/P	500,000	559,455
5.00%, 9/1/39	BB+/P	500,000	560,140
Rocklin, Special Tax Bonds, 5.00%, 9/1/35	BB/P	3,500,000	3,956,155
Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds, (Rohnert Redev.), NATL, zero %, 8/1/25	A+	1,340,000	1,191,005
Romoland, School Dist. Special Tax Bonds, (Cmnty. Fac. Dist. No. 91-1), 5.00%, 9/1/41	BB/P	1,000,000	1,151,640
Roseville, Special Tax Bonds, (Westpark Cmnty. Pub. Fac. Dist. No. 1)
5.00%, 9/1/37	BBB-/P	1,250,000	1,405,400
5.00%, 9/1/33	BBB-/P	1,000,000	1,134,010
Roseville, Joint Union High School Dist. G.O. Bonds, (School Fac. Impt. Dist. No. 1), Ser. C, 5.00%, 8/1/46	Aa3	5,400,000	6,323,886
Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL
zero %, 12/1/23	A	10,000,000	9,232,100
zero %, 12/1/22	A	7,500,000	7,083,675
Sacramento, Regl. Trans. Dist. Rev. Bonds, (Farebox), 5.00%, 3/1/42	A3	1,805,000	1,873,446
Sacramento, Transient Occupancy Rev. Bonds, (Convention Ctr. Complex), Ser. A, 5.00%, 6/1/43	A1	5,000,000	5,993,300
San Benito, High School Dist. G.O. Bonds, (Election 2016), 4.00%, 8/1/36	Aa3	1,705,000	1,903,974
San Bernardino Cnty., Special Tax Bonds, 5.00%, 9/1/33	BBB-/P	2,500,000	2,788,100
San Bernardino, Cmnty. College Dist. G.O. Bonds, Ser. B, 4.00%, 8/1/34	Aa2	10,000,000	11,300,500
San Diego Cmnty. Fac. Dist. No. 3 Special Tax Bonds, 5.00%, 9/1/36	BBB/P	980,000	1,043,416
San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 5.00%, 7/1/38	A1	2,000,000	2,224,720
San Diego, Assn. of Govt. South Bay Expressway Toll Rev. Bonds, Ser. A
5.00%, 7/1/42	A	3,000,000	3,557,190
5.00%, 7/1/38	A	2,115,000	2,532,945
San Diego, Cmnty College Dist. G.O. Bonds, 4.00%, 8/1/41	Aaa	2,345,000	2,584,471
San Diego, Pub. Fac. Fin. Auth. Wtr. Rev. Bonds, Ser. B, FCS, FHL Banks Coll., FNMA Coll., U.S. Govt. Coll., 5.00%, 8/1/41	Aa3	3,475,000	4,109,257
San Diego, Tobacco Settlement Funding Corp. Rev. Bonds, Ser. C, 4.00%, 6/1/32	BBB	905,000	954,277
San Diego, Unified School Dist. G.O. Bonds, Ser. K-2
zero %, 7/1/35	Aa2	1,025,000	605,088
zero %, 7/1/33	Aa2	1,645,000	1,066,815
zero %, 7/1/32	Aa2	1,955,000	1,331,296
San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, (SFO Fuel Co., LLC), Ser. A
5.00%, 1/1/47	A1	3,000,000	3,573,660
5.00%, 1/1/39	A1	1,510,000	1,814,718
5.00%, 1/1/38	A1	1,500,000	1,806,195
5.00%, 1/1/35	A1	1,475,000	1,795,931
San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. VRDN Rev. Bonds, Ser. B, 1.50%, 5/1/58	VMIG 1	7,255,000	7,255,000
San Francisco City & Cnty., G.O. Bonds, Ser. A
4.00%, 6/15/36	Aaa	5,155,000	5,546,419
4.00%, 6/15/33	Aaa	3,550,000	3,868,613
San Francisco City & Cnty., Rev. Bonds, (Pub. Util. Comm.), 4.00%, 11/1/39	Aa3	5,000,000	5,500,350
San Francisco City & Cnty., Pub. Util. Comm. Waste Wtr. Mandatory Put Bonds (10/1/23), (Green Bonds), Ser. C, 2.125%, 10/1/48	AA	3,000,000	3,068,070
San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay South Pub. Impts.), Ser. A, 5.00%, 8/1/31	BBB/P	1,140,000	1,231,724
San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds, (Intl. Arpt.)
Ser. F, 5.00%, 5/1/40	A1	4,750,000	4,886,230
Ser. G, 5.00%, 5/1/40	A1	4,400,000	4,526,192
San Francisco, City & Cnty., Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds, (Mission Bay South Redev.), Ser. A, 5.00%, 8/1/43	A-	1,750,000	1,975,173
San Jacinto, Unified School Dist. Fin. Auth. Special Tax
5.00%, 9/1/49	BB/P	2,650,000	3,049,779
5.00%, 9/1/44	BB/P	1,800,000	2,081,700
5.00%, 9/1/36	BB/P	600,000	702,882
San Joaquin Hills, Trans. Corridor Agcy. Toll Road Rev. Bonds, Ser. A, 5.00%, 1/15/34	A-	7,125,000	8,122,073
San Mateo Cnty., Cmnty. College Dist. G.O Bonds
5.00%, 9/1/38	Aaa	1,000,000	1,270,630
5.00%, 9/1/37	Aaa	1,010,000	1,288,205
5.00%, 9/1/36	Aaa	770,000	985,893
Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds, (Impt. Area No. 1), Ser. A
5.25%, 9/1/27	A	3,245,000	3,493,567
5.10%, 9/1/30	A	475,000	509,609
Santee, CDC Successor Agcy. Tax Allocation Bonds, Ser. A, BAM
5.00%, 8/1/32	AA	2,000,000	2,396,060
5.00%, 8/1/31	AA	2,410,000	2,899,158
School Fin. Fac. Auth. 144A Rev. Bonds, (Kipp LA Projects), Ser. A, 5.00%, 7/1/45	BBB	1,500,000	1,669,560
South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A
5.00%, 8/15/32	AA	1,000,000	1,079,370
5.00%, 8/15/30	AA	1,130,000	1,225,768
South Western Cmnty. College Dist. G.O. Bonds, (Election 2008), Ser. D
5.00%, 8/1/44	Aa2	4,000,000	4,592,040
zero %, 8/1/37	Aa2	3,100,000	1,437,067
Southern CA Pub. Pwr. Auth. Mandatory Put Bonds (5/1/21), (Canyon Pwr.), Ser. A, 2.25%, 7/1/40	Aa3	12,800,000	12,924,160
Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas No. 1), Ser. A, 5.25%, 11/1/24	A3	2,850,000	3,304,946
(Natural Gas), Ser. A, 5.25%, 11/1/21	A3	1,500,000	1,615,080
Ser. A, 5.00%, 7/1/40	Aa3	6,860,000	7,093,995
Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds
(Delta Wtr. Supply), Ser. A, 6.25%, 10/1/40	A	1,250,000	1,481,263
(Delta Wtr. Supply), Ser. A, 6.25%, 10/1/38	A	2,235,000	2,652,833
(Delta Wtr. Supply), Ser. A, 6.125%, 10/1/35	A	750,000	888,255
(Green Bond), Ser. A, BAM, 5.00%, 10/1/35	AA	1,975,000	2,417,617
(Green Bond), Ser. A, BAM, 5.00%, 10/1/34	AA	2,250,000	2,763,923
Stockton, Unified School Dist. COP
5.00%, 2/1/36	A	1,000,000	1,194,520
5.00%, 2/1/35	A	2,410,000	2,887,951
5.00%, 2/1/34	A	2,295,000	2,755,997
5.00%, 2/1/31	A	1,325,000	1,615,732
Stockton, Unified School Dist. G.O. Bonds, (Election 2012), Ser. A
5.00%, 8/1/42	AA	3,000,000	3,384,510
AGM, 5.00%, 8/1/38	AA	1,000,000	1,134,630
Sunnyvale, Cmnty. Fac. Dist. Special Tax Bonds, 7.65%, 8/1/21	B+/P	1,725,000	1,730,210
Sweetwater, G.O. Bonds, (Union High School Dist.), 5.00%, 8/1/35	A3	2,330,000	2,675,469
Tobacco Securitization Auth. of Southern CA Rev. Bonds
Class A1-SNR, 5.125%, 6/1/46	B+	5,000,000	5,010,850
Ser. A1-SNR, 5.00%, 6/1/37	BB+	2,000,000	2,010,140
Tracy, Operational Partnership, Joint Powers Auth. Lease Rev. Bonds, AGC
6.375%, 10/1/38	AA	2,200,000	2,208,338
6.25%, 10/1/33	AA	3,000,000	3,011,130
Tustin Cmnty., Fac. Dist. Special Tax Bonds, (No. 06-1 Legacy Columbus Villages), Ser. A, 5.00%, 9/1/37	A-	2,100,000	2,431,569
Twin Rivers, Unified School Dist. G.O. Bonds, Ser. A, BAM, 5.00%, 8/1/40	AA	2,000,000	2,246,380
U. of CA VRDN Rev. Bonds, Ser. AL-4, 1.46%, 5/15/48	VMIG 1	5,900,000	5,900,000
U. of CA Regents Med. Ctr. Rev. Bonds, Ser. L, 5.00%, 5/15/47	Aa3	10,000,000	11,555,700
Union, G.O. Bonds, Ser. A, 5.00%, 9/1/44	Aa1	1,890,000	2,181,646
Yucaipa Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	A	2,350,000	2,517,743

			1,124,165,581
Guam (0.5%)
Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40 (Prerefunded 7/1/20)	A-	2,450,000	2,555,644
Territory of GU, Port Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/48	A	1,500,000	1,722,240
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, AGM, 5.00%, 10/1/30	AA	1,000,000	1,098,000

			5,375,884
Ohio (1.0%)
Lancaster, Port Auth. Mandatory Put Bonds (2/1/25), Ser. A, 5.00%, 8/1/49	Aa2	10,000,000	11,642,000

			11,642,000

Total municipal bonds and notes (cost $1,076,777,065)			$1,141,183,465

SHORT-TERM INVESTMENTS (0.2%)(a)
		Principal amount/ shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.31%(P)	Shares	1,740,000	1,740,000
U.S. Treasury Bills 2.462%, 7/18/19(SEG)(SEGSF)		$323,000	$322,687
U.S. Treasury Bills 2.407%, 8/8/19(SEGSF)		72,000	71,843
U.S. Treasury Bills 2.325%, 7/16/19(SEGSF)		111,000	110,905
U.S. Treasury Bills 2.175%, 8/13/19(SEGSF)		25,000	24,939

Total short-term investments (cost $2,270,285)			$2,270,374
TOTAL INVESTMENTS

Total investments (cost $1,079,047,350)			$1,143,453,839

FUTURES CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note Ultra 10 yr (Long)	99	$13,674,375	$13,674,375	Sep-19	$370,254

Unrealized appreciation					370,254

Unrealized (depreciation)					—

Total					$370,254

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$5,520,000	$62,928	$—	9/5/19	—	1.78% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	$62,928
11,035,000	148,310	—	9/4/19	—	1.79% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	148,310
5,625,000	357,694	—	8/6/19	—	2.64% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	357,694
5,625,000	356,344	—	8/7/19	—	2.64% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	356,344
2,760,000	67,372	—	6/2/20	—	2.7% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(67,372)
5,520,000	133,198	—	6/4/20	—	2.71% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(133,198)
5,500,000	522,060	—	7/18/19	—	2.79% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	522,060
5,950,000	571,022	—	7/17/19	—	2.795% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	571,022
Morgan Stanley & Co. International PLC
11,000,000	437,360	—	7/2/19	—	2.03% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(437,360)
5,600,000	49,896	—	9/5/19	—	2.04% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	49,896
3,500,000	79,030	—	6/4/20	—	2.68% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(79,030)

Upfront premium received		—	Unrealized appreciation			2,068,254

Upfront premium (paid)		—	Unrealized (depreciation)			(716,960)

Total		$—			Total	$1,351,294

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2018 through June 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,150,648,027.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $143,827.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $372,452.
(FWC)	Forward commitment, in part or in entirety.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $4,184,029 to cover certain derivative contracts and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.90%, 2.40% and 2.32%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local debt	15.6%
	Transportation	11.8
	Healthcare	11.6
	Land	11.2
	State debt	11
	Education	10.7
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk, and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, and for hedging inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $466,494 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $372,452 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,141,183,465	$—
Short-term investments	1,740,000	530,374	—

Totals by level	$1,740,000	$1,141,713,839	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	370,254	—	—
Total return swap contracts	—	1,351,294	—

Totals by level	$370,254	$1,351,294	$—
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$2,438,508	$716,960

Total	$2,438,508	$716,960
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	50
OTC total return swap contracts (notional)	$20,300,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com